CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total Leju Holdings Limited Shareholders' Equity	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Subscription Receivable	Non-controlling Interests	Total
Balance at Dec. 31, 2017	$ 260,302,871	$ 135,764	$ 788,588,692	$ (515,344,274)	$ (13,077,311)		$ (3,265,330)	$ 257,037,541
Balance (in shares) at Dec. 31, 2017		135,763,962
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(13,480,527)			(13,480,527)			629,144	(12,851,383)
Share-based compensation	4,037,843		4,037,843				20,519	4,058,362
Foreign currency translation adjustments	(6,770,695)				(6,770,695)		92,243	(6,678,452)
Balance at Dec. 31, 2018	244,089,492	$ 135,764	792,626,535	(528,824,801)	(19,848,006)		(2,523,424)	241,566,068
Balance (in shares) at Dec. 31, 2018		135,763,962
Increase (Decrease) in Stockholders' Equity
Net income (loss)	11,521,996			11,521,996			(650,145)	10,871,851
Share-based compensation	3,596,679		3,596,679					3,596,679
Exercise of share options	69,214	$ 49	69,165					69,214
Exercise of share options ( in shares)		48,757
Disposal of non-controlling interest	(100,583)		(100,583)				100,583
Foreign currency translation adjustments	(3,776,200)				(3,776,200)		31,505	(3,744,695)
Balance at Dec. 31, 2019	255,400,598	$ 135,813	796,191,796	(517,302,805)	(23,624,206)		(3,041,481)	$ 252,359,117
Balance (in shares) at Dec. 31, 2019		135,812,719						135,812,719
Increase (Decrease) in Stockholders' Equity
Net income (loss)	19,302,238			19,302,238			1,695,981	$ 20,998,219
Share-based compensation	2,978,026		2,978,026					2,978,026
Vesting of restricted shares		$ 83	(83)
Vesting of restricted shares ( in shares)		83,333
Exercise of share options	561,448	$ 430	611,304			$ (50,286)		561,448
Exercise of share options ( in shares)		429,968
Acquisition of non-controlling interest	(245,980)		(244,436)		(1,544)		196,123	(49,857)
Foreign currency translation adjustments	17,930,546				17,930,546		7,461	17,938,007
Balance at Dec. 31, 2020	$ 295,926,876	$ 136,326	$ 799,536,607	$ (498,000,567)	$ (5,695,204)	$ (50,286)	$ (1,141,916)	$ 294,784,960
Balance (in shares) at Dec. 31, 2020		136,326,020						136,326,020